REVENUE (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenue by source consisted

	Years Ended
	December 31,
	2021	2020
Revenue by products and services:
Products	$1,533,378	$–
Services	6,249,962	–
Total revenue	$7,783,340	$–

Schedule of revenue by geographic destination

	Years Ended
	December 31,
	2021	2020
Revenue by geography:
North America	$535,407	$–
International	7,247,933	–
Total revenue	$7,783,340	$–

Schedule of contract liabilities related to contracts with customers

Total
Balance at December 31, 2020	$–
Additions through advance billings to or payments from vendors	–
Additions through business acquisition	4,139,193
Revenue recognized from current period advance billings to or payments from vendors	–
Revenue recognized from amounts acquired through business acquisition	(922,631)
Balance at December 31, 2021	$3,216,562